Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Intangible assets and goodwill [abstract]
Schedule of Changes in Goodwill
Goodwill arising from business combinations is as follows:

	March 31, 2024	April 2, 2023
	$	$
Opening balance	63.9	53.1
Business combination (note 5)	8.3	10.8
Impact of foreign currency translation	(1.4)	—
Goodwill	70.8	63.9

Disclosure of Goodwill Allocation by Cash-Generating Units
The following table outlines the goodwill allocation for the applicable CGUs for the current year:

	March 31, 2024	April 2, 2023
	$	$
North America DTC - Retail	11.7	11.7
North America DTC - e-Commerce	6.6	6.6
North America Wholesale	5.7	5.7
Asia Pacific DTC - Retail	9.8	9.8
Asia Pacific DTC - e-Commerce	2.6	2.6
Asia Pacific Wholesale	3.6	3.6
EMEA[1] DTC - Retail	4.3	4.3
EMEA[1] DTC - e-Commerce	2.8	2.8
EMEA[1] Wholesale	6.0	6.0
Japan Joint Venture[2]	9.4	10.8
Paola Confectii	8.3	—
Goodwill	70.8	63.9
1EMEA comprises Europe, the Middle East, Africa, and Latin America.
[2]Goodwill for the Japan Joint Venture is JPY1,059.3m; year-over-year movement in the balance in Canadian Dollars is due to the impact of foreign exchange translation from JPY to CAD of $1.4m.